HILLVIEW INVESTMENT TRUST II
                        Hillview International Alpha Fund

                       Supplement Dated September 30, 2003
                                       to
                        Prospectus dated October 30, 2002

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

         At a meeting held on August 26, 2003, the Board of Trustees of Hillview Investment Trust II ratified the termination of Deutsche Asset Management LLP, ("Deutsche"), a sub-adviser to the Hillview International Alpha Fund (the "Fund"). At the same meeting, the Board of Trustees approved the appointment of Pinnacle Associates Ltd. ("Pinnacle") as sub-adviser to the Fund.

         As a result of this change, all references to Deutsche in the Prospectus should be deleted.

         The reference to Deutsche in the third paragraph on page 7 of the Prospectus should be replaced with a reference to Pinnacle.

         The following information regarding Pinnacle should be added to the section of the Prospectus entitled "Principal Investment Strategies" on page 7.

         "Pinnacle invests its portfolio using the firm's International Small Cap strategy. This strategy uses a bottom-up stock selection process and focuses on companies with a unique product or service, long-term growth characteristics and high quality management. Pinnacle seeks to have a fully invested portfolio of 40 to 50 stocks across 13 to 25 countries and diversified by sector."

         The following information regarding Pinnacle should be added to the section of the Prospectus entitled "International Alpha Fund Sub-Advisers" beginning on page 14.

         "Pinnacle, 335 Madison Avenue, New York, New York 10017, was founded in 1984 and is 100% employee owned. Pinnacle manages assets of foundations, endowments, pension funds and family trusts and as of June 30, 2003, had over $2 billion under management. Andrew Reitenbach has primary responsibility for sub-advising the portion of the fund's assets managed by Pinnacle. Mr. Reitenbach joined Pinnacle in 1997 and has over 9 years of investment experience."





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                          HILLVIEW INVESTMENT TRUST II
                        Hillview International Alpha Fund

                       Supplement Dated September 30, 2003
                                       to
                       Statement of Additional Information
                             dated October 30, 2002

This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information.

         At a meeting held on August 26, 2003, the Board of Trustees of Hillview Investment Trust II ratified the termination of Deutsche Asset Management LLP, ("Deutsche"), a sub-adviser to the Hillview International Alpha Fund (the "Fund"). At the same meeting, the Board of Trustees approved the appointment of Pinnacle Associates Ltd. ("Pinnacle") as sub-adviser to the Fund.

         As a result of this change, all references to Deutsche in the Statement of Additional Information should be deleted.

         The second paragraph on page 6 of the Statement of Additional Information should be deleted and replaced with the following:

         "Harris Associates, L.P. ("Harris"), BPI Global Asset Management LLP ("BPI") and Pinnacle Associates Ltd. ("Pinnacle") currently serve as sub-advisers to the fund. Harris and BPI have served as sub-advisers to the fund since the fund's inception and Pinnacle has served as a sub-adviser since September 2003."

         The following information regarding Pinnacle should be added to the section of the Statement of Additional Information entitled "THE FUNDS AND THEIR INVESTMENT POLICIES" beginning on page 6.

         "Pinnacle invests its portfolio using the firm's International Small Cap strategy. This strategy uses a bottom-up stock selection process and focuses on companies with a unique product or service, long-term growth characteristics and high quality management. Pinnacle seeks to have a fully invested portfolio of 40 to 50 stocks across 13 to 25 countries and diversified by sector."

         The following information regarding Pinnacle should be added to the section of the Statement of Additional Information entitled "Control Persons of Sub-Advisers" beginning on page 36.

         "Pinnacle is 100% employee owned. Beechwood Place, LLC (Passios Family Partnership), which is wholly-owned by employees of Pinnacle, owns in excess of 50% of the voting securities and is therefore deemed a control person of Pinnacle."



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         The  references  to  Deutsche in the last  paragraph  on page 37 of the
Statement of Additional Information should be deleted and replaced with the following:

         "Pinnacle receives an annual sub-advisory fee of 0.90% of the average daily net assets on the first $15 million of the portion of the fund's portfolio it manages, 0.675% of the average daily net assets of the next $15 million and 0.45% on any balance over $30 million."

         The reference to the sub-advisory fee paid to Deutsche for the year ended June 30, 2002 on page 39 of the Statement of Additional Information will note that Deutsche is no longer a sub-adviser for the Fund.

         The references on page 41 of the Statement of Additional Information to Deutsche Bank Securities and Deutsche Morgan Grenfell Securities, and payments to such entities, will note that since Deutsche is no longer a sub-adviser to the Fund, going forward, such entities are no longer considered affiliated broker-dealers.

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